OPERATING SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Segment
Net operating revenue	R$ 27,725,527	R$ 25,772,305	R$ 29,441,332
Costs	(6,777,819)	(5,537,063)	(9,459,949)
Operating expenses	(13,663,524)	(4,314,943)	(16,454,887)
Operaing Expenses	(20,441,343)	(9,852,006)	(25,914,836)
OPERATING INCOME BEFORE FINANCIAL INCOME	7,284,184	15,920,299	3,526,496
Financial Result	(2,081,026)	(1,374,631)	(1,736,116)
Interest revenue		2,642,607	1,736,654
Interest expense		(3,260,187)	(3,838,254)
Other finance income (cost)		(757,051)	3,837,716
Result of Equity Holdings	1,140,733	1,384,850	1,167,484
Income tax and social contributions	(342,580)	(2,483,718)	(1,510,634)
Profit (loss) from continuing operations	7,458,868	13,446,800	1,447,230
NET INCOME (LOSS) OF THE YEAR	10,743,843	13,347,577	(1,725,691)
Material reconciling items [member]
Operating Segment
Net operating revenue	(1,059,968)	(1,106,103)	(814,714)
Costs	1,021,509	1,073,076	808,483
Operating expenses	900,756	1,220,305	6,231
OPERATING INCOME BEFORE FINANCIAL INCOME	862,297	1,187,278
Interest revenue	(1,250,732)	(1,034,721)	(1,710,284)
Interest expense	1,250,732	1,034,721	1,710,284
Profit (loss) from continuing operations	862,297	1,187,278
Reportable Segment
Operating Segment
Net operating revenue	27,725,527
Costs	(6,777,819)
Operating expenses	(13,663,524)
OPERATING INCOME BEFORE FINANCIAL INCOME	7,284,184
Financial Result	(2,081,026)
Interest revenue	876,212
Interest expense	(3,859,696)
Other finance income (cost)	902,458
Result of Equity Holdings	1,140,733
Other revenue and expenses	24,715
Income tax and social contributions	1,090,262
Profit (loss) from continuing operations	7,458,868
Administration | Reportable Segment
Operating Segment
Net operating revenue	194,692	261,355	215,936
Costs	(67,019)	(226,879)	(3,911,372)
Operating expenses	(3,648,322)	(2,212,402)	49,758
OPERATING INCOME BEFORE FINANCIAL INCOME	(3,520,649)	(2,177,926)	(3,645,678)
Financial Result	(253,165)	2,166,025	1,046,195
Interest revenue	2,121,894	3,672,441	3,406,499
Interest expense	(2,899,211)	(1,749,769)	(2,589,855)
Other finance income (cost)	524,152	243,353	(1,862,839)
Result of Equity Holdings	1,140,733	1,384,850	1,167,484
Other revenue and expenses	24,715
Income tax and social contributions	(113,668)	(853,448)	(562,900)
Profit (loss) from continuing operations	(2,722,034)	519,501	(1,994,899)
Generation | Reportable Segment
Operating Segment
Net operating revenue	19,833,995	17,433,979	19,913,806
Costs	(6,866,912)	(5,107,440)	(5,439,815)
Operating expenses	(6,354,559)	1,222,410	(12,418,611)
OPERATING INCOME BEFORE FINANCIAL INCOME	6,612,524	13,548,949	2,055,380
Financial Result	(1,604,727)	(1,769,920)	(1,739,939)
Interest revenue	2,272	2,199	17,797
Interest expense	(1,580,732)	(1,675,239)	(1,756,033)
Other finance income (cost)	(26,267)	(96,880)	3,478,175
Income tax and social contributions	(79,007)	(1,210,107)	(229,648)
Profit (loss) from continuing operations	4,928,790	10,568,922	85,793
Transmission | Reportable Segment
Operating Segment
Net operating revenue	8,756,808	9,183,074	10,126,304
Costs	(865,397)	(1,275,820)	(917,245)
Operating expenses	(4,561,399)	(4,545,256)	(4,092,265)
OPERATING INCOME BEFORE FINANCIAL INCOME	3,330,012	3,361,998	5,116,794
Financial Result	(223,134)	(1,770,736)	(1,042,372)
Interest revenue	2,778	2,688	22,642
Interest expense	(630,485)	(869,900)	(1,202,650)
Other finance income (cost)	404,573	(903,524)	2,222,380
Income tax and social contributions	1,282,937	(420,163)	(718,086)
Profit (loss) from continuing operations	R$ 4,389,815	R$ 1,171,099	R$ 3,356,336